Provision for post-employment benefits - Weighted Average Assumptions Used For Actuarial Valuations (Detail)		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Discount rate	[1]	2.00%	2.80%	2.40%	2.50%
Rate of increase in salaries	[2]				3.50%
Rate of increase in pensions in payment		4.40%	4.30%	4.10%	4.10%
Inflation		2.60%	2.80%	2.70%	2.80%
North America [member]
Disclosure of defined benefit plans [line items]
Discount rate	[1]	3.00%	4.10%	3.50%	3.80%
Rate of increase in salaries		3.00%	3.00%	3.10%	3.10%
Inflation				4.00%	4.00%
Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Discount rate	[1]	1.20%	2.00%	1.90%	1.70%
Rate of increase in salaries		2.20%	2.30%	1.90%	2.00%
Rate of increase in pensions in payment		1.80%	1.20%	1.20%	1.30%
Inflation		1.70%	1.70%	1.70%	1.70%
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Discount rate	[1]	4.60%	5.00%	4.20%	4.20%
Rate of increase in salaries		6.10%	5.80%	5.50%	5.90%
Inflation		3.70%	3.60%	4.00%	4.00%

[1]	Discount rates are based on high-quality corporate bond yields. In countries where there is no deep market in corporate bonds, the discount rate assumption has been set with regard to the yield on long-term government bonds.
[2]	The salary assumptions are no longer applicable to the UK as the plans were either frozen or bought out since 2017. Active participants will not accrue additional benefits for future services under these plans.